Cost of services by nature (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cost of services by nature [Abstract]
Payroll, charges and benefits	R$ (295,040)	R$ (275,879)
Waste treatment and disposal of leachate	(23,133)	(12,405)
Fuel/lubricant	(33,333)	(28,828)
Transportation	(9,542)	(7,536)
Lease of machinery and equipment	(12,627)	(14,922)
Materials to operate landfills	(11,435)	(8,923)
Technical assistance	(3,208)	(7,803)
Depreciation/amortization/depletion	(46,441)	(57,169)
Analysis and monitoring	(3,285)	(2,709)
Lease of real estate, equipment and vehicles	(6,369)	(6,523)
Travel and lodging	(7,257)	(10,096)
Equipment maintenance	(22,482)	(17,929)
Landfill maintenance	(210)	(91)
Other	(20,664)	(27,361)
Cost of services	R$ (495,026)	R$ (478,174)